Property and Equipment	12 Months Ended
Feb. 02, 2014
Property, Plant and Equipment [Abstract]
Property and Equipment

Note 4: Property and Equipment

Property and equipment consist of the following:

	FEBRUARY 2, 2014	FEBRUARY 3, 2013
Buildings and building improvements	$14,176	$13,919
Leasehold improvements	330,641	288,555
Furniture, fixtures and equipment	117,194	93,693
Games	88,310	73,094
Construction in progress	33,111	7,435

Total cost	583,432	476,696
Accumulated depreciation	(195,339)	(139,457)

Property and equipment, net	$388,093	$337,239

Interest costs capitalized during the construction of facilities were $602 for fiscal 2013, $510 for fiscal 2012, and $759 for fiscal 2011.

Property and equipment are depreciated using the straight-line method over the estimated useful life of the assets. Depreciation expense totaled $64,933 for fiscal 2013, $61,957 for fiscal 2012, and $52,623 for fiscal 2011.